March 1, 2025
Summary prospectus
John Hancock Disciplined Value International Fund
Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund, including the Statement of Additional Information and most recent reports, online at www.jhinvestments.com/prospectuses. You can also get this information at no cost by calling 800-225-5291 (Class A and Class C) or 888-972-8696 (Class I, Class R2, Class R4, and Class R6) or by sending an email request to info@jhinvestments.com. The fund’s prospectus and Statement of Additional Information, both dated March 1, 2025, as may be supplemented, and most recent financial highlights information included in the shareholder report, dated October 31, 2024, are incorporated by reference into this summary prospectus.
Tickers
A: JDIBX	C: JDICX	I: JDVIX	R2: JDISX	R4: JDITX	R6: JDIUX
Investment objective

To seek long-term capital growth.
Fees and expenses

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred sales charge (CDSC) waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein). More information about these and other discounts is available from your financial professional and beginning on page 24 of the prospectus under “Sales charge reductions and waivers” or page 122 of the fund’s Statement of Additional Information under “Sales Charges on Class A and Class C Shares.”
Shareholder fees (%) (fees paid directly from your investment)	A	C	I	R2	R4	R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	5.00	None	None	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00	1.00	None	None	None	None
	(on certain purchases, including those of $1 million or more)
Small account fee (for fund account balances under $1,000) ($)	20	20	None	None	None	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C	I	R2	R4	R6
Management fee	0.68 [1]	0.68 [1]	0.68 [1]	0.68 [1]	0.68 [1]	0.68 [1]
Distribution and service (Rule 12b-1) fees	0.25	1.00	0.00	0.25	0.25	0.00
Other expenses
Service plan fee	0.00	0.00	0.00	0.25	0.10	0.00
Additional other expenses	0.19	0.19	0.19	0.07	0.07	0.07
Total other expenses	0.19	0.19	0.19	0.32	0.17	0.07
Total annual fund operating expenses	1.12	1.87	0.87	1.25	1.10	0.75
Contractual expense reimbursement	-0.01 [2]	-0.01 [2]	-0.01 [2]	-0.01 [2]	-0.11 2,[3]	-0.01 [2]
Total annual fund operating expenses after expense reimbursements	1.11	1.86	0.86	1.24	0.99	0.74

“Management fee” has been restated to reflect the contractual management fee schedule effective December 12, 2024.
2
The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

John Hancock Disciplined Value International Fund
3
The distributor contractually agrees to limit its Rule 12b-1 fees for Class R4 shares to 0.15%. This agreement expires on February 28, 2026, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Shares Sold						Shares Not Sold
Expenses ($)	A	C	I	R2	R4	R6	C
1 year	608	289	88	126	101	76	189
3 years	837	587	277	396	339	239	587
5 years	1,085	1,010	481	685	596	416	1,010
10 years	1,794	1,994	1,072	1,510	1,330	929	1,994
Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 91% of the average value of its portfolio.
Principal investment strategies

The fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of equity and equity-related securities issued by non-U.S. companies of any capitalization size. The fund may invest in all types of equity and equity-related securities, including, without limitation, exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, participatory notes, limited partnership interests, shares of other investment companies (including exchange-traded funds (ETFs)), real estate investment trusts (REITs), and equity participations. Equity participations are loans that give the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.
The fund defines non-U.S. companies as companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits, from businesses, investments, or sales outside of the United States. The fund’s non-U.S. investments, which may be denominated in U.S. or foreign currencies, primarily focus on developed markets, but may include emerging- and frontier-market investments.
The fund generally invests in the equity securities of issuers the manager believes are undervalued. The manager applies a bottom-up stock selection process using a combination of fundamental and quantitative analysis of issuer-specific factors such as price-to-book value, price-to-sales and earnings ratios, dividend yields, strength of management, and cash flow.
The fund may invest in derivatives. Derivatives may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns, and may include put and call options, futures, forward contracts, and swaps. The fund may invest up to 15% of its net assets in illiquid securities and may participate as a purchaser in Initial Public Offerings (IPOs). The fund may also seek to increase its income by lending portfolio securities.
Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund’s investment strategy may not produce the intended results.
The fund’s main risks are listed below in alphabetical order, not in order of importance. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.
Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

John Hancock Disciplined Value International Fund
Exchange-traded funds (ETFs) risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.
Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. Depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Frontier-market risk. Frontier-market countries generally have smaller economies and less-developed capital markets and political systems than traditional emerging-market countries, which magnifies emerging-market risks.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options, and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.
Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.
Initial public offerings (IPOs) risk. IPO share prices are frequently volatile and may significantly impact fund performance.
Investment company securities risk. Fund shareholders indirectly bear their proportionate share of the expenses of any investment company in which the fund invests. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees.
Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.
Master limited partnership (MLP) risk. MLPs generally reflect the risks associated with their underlying assets and with pooled investment vehicles. MLPs with credit-related holdings are subject to interest-rate risk and risk of default.
Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Participatory notes risk. Participatory notes (p-notes) represent interests in securities listed on certain foreign exchanges. Due to transaction costs and other expenses, p-notes will not replicate exactly the performance of their underlying securities. P-notes are general unsecured contractual obligations of the financial institutions issuing the notes and are subject to liquidity risk and a high degree of counterparty risk.
Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.
Real estate investment trust (REIT) risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.
Value investment style risk. Value securities may underperform the market as a whole, which may cause value-oriented funds to underperform equity funds with other investment strategies. Securities the manager believes are undervalued may never perform as expected.
Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.
Past performance

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.
Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

John Hancock Disciplined Value International Fund
Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)

Best quarter:	Q4 2022	20.37%
Worst quarter:	Q1 2020	-26.84%

Average annual total returns (%)—as of 12/31/2024	1 year	5 year	10 year
Class A (before tax)	-5.52	4.61	3.95
after tax on distributions	-7.74	3.57	3.23
after tax on distributions, with sale	-1.50	3.67	3.17
Class C	-2.26	4.88	3.72
Class I	-0.30	5.94	4.78
Class R2	-0.78	5.56	4.39
Class R4	-0.52	5.80	4.64
Class R6	-0.25	6.06	4.88
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)	3.82	4.73	5.20
Investment management

Investment advisor John Hancock Investment Management LLC
Subadvisor Boston Partners Global Investors, Inc.
Portfolio management

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
Christopher K. Hart, CFA	Joshua M. Jones, CFA	Soyoun Song
Portfolio Manager Managed the fund and the predecessor fund since 2011	Portfolio Manager Managed the fund and the predecessor fund since 2013	Portfolio Manager Managed the fund since 2024
Purchase and sale of fund shares

The minimum initial investment requirement for Class A and Class C shares is $1,000 ($250 for group investments), except that there is no minimum for certain group retirement plans, certain fee-based or wrap accounts, or certain other eligible investment product platforms. The minimum initial investment requirement for Class I shares is $250,000, except that the fund may waive the minimum for any category of investors at the fund’s sole discretion. There are no minimum initial investment requirements for Class R2 or Class R4 shares. The minimum initial investment requirement for Class R6 shares is $1 million, except that there is no minimum for: qualified and nonqualified plan investors; certain eligible qualifying investment product platforms; Trustees, employees of the advisor or its affiliates, employees of the subadvisor, members of the fund’s portfolio management team and the spouses and children (under age 21) of the aforementioned. There are no subsequent minimum investment requirements.
Class A, Class C, Class I, and Class R6 shares may be redeemed on any business day by mail: John Hancock Signature Services, Inc., P.O. Box 219909, Kansas City, MO 64121-9909; or for most account types through our website: jhinvestments.com; or by telephone: 800-225-5291 (Class A and Class C); 888-972-8696 (Class I and Class R6). Class R2 and Class R4 shares may be redeemed on any business day by contacting your retirement plan administrator or recordkeeper.
Taxes

The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

John Hancock Disciplined Value International Fund
Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. These payments are not applicable to Class R6 shares. Ask your salesperson or visit your financial intermediary’s website for more information.

© 2025 John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116
800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
SEC file number: 811-00560
4550SP 3/1/25